Employee Benefits - Summary of Disaggregation of Defined Benefit Obligation (Detail)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Pension plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Active members	51.00%	51.00%
Inactive and retired members	49.00%	49.00%
Total	100.00%	100.00%
Pension plans [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Active members	28.00%	28.00%
Inactive and retired members	72.00%	72.00%
Total	100.00%	100.00%
Pension plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Active members	28.00%	31.00%
Inactive and retired members	72.00%	69.00%
Total	100.00%	100.00%
Other benefit plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Active members	3.00%	3.00%
Inactive and retired members	97.00%	97.00%
Total	100.00%	100.00%
Other benefit plans [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Active members	28.00%	32.00%
Inactive and retired members	72.00%	68.00%
Total	100.00%	100.00%
Other benefit plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Active members	32.00%	43.00%
Inactive and retired members	68.00%	57.00%
Total	100.00%	100.00%